UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Master Fund I, Ltd.
Address:          c/o International Fund Services (Ireland) Limited
                  78 Sir John Rogerson's Quay
                  Dublin 2, Ireland

Form 13F File Number:    028-11249
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Harbinger Capital Partners LLC
By:          Harbinger Holdings, LLC, Manager

Name:        Philip Falcone
Title:       Managing Member
Phone:       212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York       August 16, 2010
-------------------------------      -----------------------    ---------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           22
                                                          -------------------

Form 13F Information Table Value Total:                       $2,046,988
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-13483             Harbinger Holdings, LLC
2    028-13482             Harbinger Capital Partners LLC


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                                        HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD.
                                                          FORM 13F
                                                  QUARTER ENDED JUNE 30, 2010

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                                                       VALUE     SHRS OR    SH/   PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
                                                      --------   -------    ---   ---- ----------   --------  ----------------------
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN   CALL DISCRETION   MANAGERS    SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP               COM NEW          131347304   85,224  6,700,000   SH    CALL DEFINED      1,2        6,700,000
CAMERON INTERNATIONAL CORP COM              13342B105  227,640  7,000,000   SH         DEFINED      1,2        7,000,000
CITIGROUP INC              COM              172967101  131,600 35,000,000   SH         DEFINED      1,2       35,000,000
CORN PRODS INTL INC        COM              219023108  119,080  3,930,019   SH         DEFINED      1,2        3,930,019
CROSSTEX ENERGY INC        COM              22765Y104    1,369    213,600   SH         DEFINED      1,2          213,600
EXCO RESOURCES INC         COM              269279402   85,280  5,837,111   SH         DEFINED      1,2        5,837,111
HARBINGER GROUP INC        COM              41146A106   20,829  3,316,687   SH         DEFINED      1,2        3,316,687
ISTAR FINL INC             FRNT 10/0        45031UBF7    7,920 11,000,000   PRN        DEFINED      1,2                         NONE
LLOYDS BANKING GROUP PLC   SPONSORED ADR    539439109    1,422    450,000   SH         DEFINED      1,2          450,000
NEW YORK TIMES CO          CL A             650111107  113,490 13,120,178   SH         DEFINED      1,2       13,120,178
PALM INC NEW               COM              696643105   91,040 16,000,000   SH         DEFINED      1,2       16,000,000
PROSHARES TR               PSHS ULSHT SP500 74347R883   56,553  1,500,000   SH         DEFINED      1,2        1,500,000
PROSHARES TR               PSHS ULSHT SP500 74347R883   56,553  1,500,000   SH    CALL DEFINED      1,2        1,500,000
PROSHARES TR               PSHS ULTSHRT QQQ 74347R875   30,060  1,500,000   SH    CALL DEFINED      1,2        1,500,000
REDDY ICE HLDGS INC        COM              75734R105    5,878  1,819,661   SH         DEFINED      1,2        1,819,661
SPDR S&P 500 ETF TR        UNIT SER 1 S&P   78462F103  103,220  1,000,000   SH    PUT  DEFINED      1,2        1,000,000
SPECTRUM BRANDS INC        COM NEW          84762L204  654,915 25,824,736   SH         DEFINED      1,2       25,824,736
SPRINT NEXTEL CORP         COM SER 1        852061100  148,400 35,000,000   SH         DEFINED      1,2       35,000,000
SUPERIOR WELL SVCS INC     COM              86837X105   35,603  2,129,369   SH         DEFINED      1,2        2,129,369
TERRESTAR CORP             COM              881451108   15,660 31,636,394   SH         DEFINED      1,2       31,636,394
VANTAGE DRILLING CO        ORD SHS          G93205113    9,614  7,121,200   SH         DEFINED      1,2        7,121,200
WALTER ENERGY INC          COM              93317Q105   45,638    750,000   SH         DEFINED      1,2          750,000